FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Outstanding of assets and liabilities derivatives positions (Details) R$ in Thousands, $ in Thousands	Jun. 30, 2021 USD ($)	Jun. 30, 2021 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)
Financial Instruments and Risks
Fair value		R$ (4,102,820)		R$ (6,775,980)
Debt Hedge
Financial Instruments and Risks
Fair value		(5,217,687)		(6,374,130)
Operational Hedge
Financial Instruments and Risks
Fair value		860,019		(772,509)
Operational Hedge | Zero cost collar (U.S.$ x R$)
Financial Instruments and Risks
Notional amount | $	$ 3,777,250		$ 3,212,250
Fair value		837,500		(780,457)
Operational Hedge | NDF (R$ x US$)
Financial Instruments and Risks
Notional amount | $	80,000		80,000
Fair value		22,519		7,948
Commodity Hedge
Financial Instruments and Risks
Fair value		254,848		370,659
Commodity Hedge | Swap US-CPI (U.S.$)
Financial Instruments and Risks
Notional amount | $	612,650		646,068
Fair value		254,848		354,900
Commodity Hedge | Swap VLSFO
Financial Instruments and Risks
Notional amount | $			37,757
Fair value				15,759
Assets | Debt Hedge
Financial Instruments and Risks
Fair value		543,450		483,564
Assets | Debt Hedge | Swap CDI x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount		8,594,225		8,594,225
Fair value		102,173		719
Assets | Debt Hedge | Swap Pre-Fixed to U.S.$ (U.S.$)
Financial Instruments and Risks
Notional amount		1,317,226		1,317,226
Fair value		88,105		136,192
Assets | Debt Hedge | Swap LIBOR x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount | $	3,600,000		3,683,333
Fair value		83,408		61,120
Assets | Debt Hedge | Swap IPCA x CDI
Financial Instruments and Risks
Notional amount		1,019,028		974,102
Fair value		269,764		285,533
Assets | Debt Hedge | Swap IPCA x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount		545,000		520,973
Liabilities | Debt Hedge
Financial Instruments and Risks
Fair value		(5,761,137)		(6,857,694)
Liabilities | Debt Hedge | Swap CDI x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount | $	2,267,057		2,267,057
Fair value		(4,268,430)		(4,978,028)
Liabilities | Debt Hedge | Swap Pre-Fixed to U.S.$ (U.S.$)
Financial Instruments and Risks
Notional amount | $	350,000		350,000
Fair value		(617,119)		(644,520)
Liabilities | Debt Hedge | Swap LIBOR x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount | $	$ 3,600,000		$ 3,683,333
Fair value		(789,664)		(1,120,312)
Liabilities | Debt Hedge | Swap IPCA x CDI
Financial Instruments and Risks
Notional amount		843,845		843,845
Liabilities | Debt Hedge | Swap IPCA x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount		121,003		121,003
Fair value		R$ (85,924)		R$ (114,834)